Earnings Per Share (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Weighted average common shares - basic	3,529,514	2,586,982	2,806,083	2,377,691
Weighted average common shares - diluted	3,529,514	2,586,982	2,806,083	2,377,691
Common stock, shares issued	3,727,085	2,586,982	3,142,371	2,586,982
Common stock, shares outstanding	3,727,085	2,586,982	3,142,371	2,586,982
Antidilutive securities	254,025	47,446	192,672	63,236